UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06403

MORGAN STANLEY EMERGING MARKETS FUND, INC.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	12/31

Date of reporting period:	9/30/10

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Common Stocks (96.5%)
Argentina (0.2%)
Commercial Banks
Banco Macro SA ADR (a)	14,650	$652

Brazil (11.9%)
Beverages
Cia de Bebidas das Americas (Preference) ADR (a)	20,800	2,574

Commercial Banks
Banco Bradesco SA (Preference)	36,542	733
Banco Bradesco SA ADR (a)	92,862	1,893
Banco do Brasil SA	82,700	1,570
Banco Nacional SA (Preference) (b)(c)(d)	61,598,720	—
Itau Unibanco Holding SA	59,360	1,420
Itau Unibanco Holding SA (Preference) ADR	160,063	3,870
		9,486
Diversified Financial Services
BM&F Bovespa SA	303,000	2,534

Food Products
BRF - Brasil Foods SA	170,022	2,587

Household Durables
MRV Engenharia e Participacoes SA	119,400	1,133
PDG Realty SA. Empreendimentos e Participacoes	162,100	1,931
		3,064
Media
NET Servicos de Comunicacao SA (Preference) (b)	42,542	556

Metals & Mining
Vale SA (Preference)	17,252	472
Vale SA (Preference) ADR (a)	155,888	4,326
		4,798
Oil, Gas & Consumable Fuels
OGX Petroleo e Gas Participacoes SA (b)	96,300	1,255
Petroleo Brasileiro SA ADR (a)	21,800	791
Petroleo Brasileiro SA (Preference)	194,932	3,144
Ultrapar Participacoes SA (Preference)	17,940	1,079
		6,269
Wireless Telecommunication Services
Tim Participacoes SA ADR (a)	22,100	729
Vivo Participacoes SA ADR (a)	56,900	1,546
		2,275
		34,143

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
China (14.3%)
Automobiles
Dongfeng Motor Group Co., Ltd., Class H	866,000	$1,772

Beverages
Tsingtao Brewery Co., Ltd., Class H	142,000	818

Commercial Banks
Agricultural Bank of China (b)	3,918,000	2,030
Bank of China Ltd., Class H	2,767,000	1,452
China Citic Bank Corp. Ltd., Class H	1,565,000	998
China Construction Bank Corp., Class H	5,283,000	4,630
		9,110
Diversified Telecommunication Services
China Telecom Corp. Ltd., Class H	2,830,000	1,554
China Unicom Hong Kong Ltd. (a)	1,136,000	1,663
		3,217
Electrical Equipment
China High Speed Transmission Equipment Group Co., Ltd.	407,000	883

Energy Equipment & Services
China Oilfield Services Ltd., Class H	782,000	1,224

Food Products
Want Want China Holdings Ltd. (a)	1,139,000	1,057

Independent Power Producers & Energy Traders
China Resources Power Holdings Co., Ltd.	836,300	1,798

Industrial Conglomerates
Beijing Enterprises Holdings Ltd.	214,000	1,523
Shanghai Industrial Holdings Ltd.	408,000	2,061
		3,584
Insurance
China Life Insurance Co., Ltd., Class H	482,000	1,904
China Pacific Insurance Group Co., Ltd., Class H	362,000	1,360
Ping An Insurance Group Co. of China Ltd., Class H (a)	150,500	1,536
		4,800
Internet Software & Services
Netease.com ADR (b)	17,300	682
Sohu.com, Inc. (b)	13,300	766
Tencent Holdings Ltd.	26,100	571
		2,019

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Machinery
Sany Heavy Equipment International Holdings Co., Ltd. (a)	563,000	$994

Oil, Gas & Consumable Fuels
China Coal Energy Co., Class H	978,000	1,619
China Petroleum & Chemical Corp., Class H	316,000	280
Yanzhou Coal Mining Co. Ltd.	414,000	1,016
		2,915
Personal Products
Hengan International Group Co., Ltd.	79,000	788

Semiconductors & Semiconductor Equipment
JA Solar Holdings Co., Ltd. ADR (b)	71,400	666

Specialty Retail
Belle International Holdings Ltd.	1,044,000	2,096
GOME Electrical Appliances Holdings Ltd. (b)	2,492,500	752
		2,848
Wireless Telecommunication Services
China Mobile Ltd.	253,000	2,591
		41,084
Czech Republic (0.8%)
Commercial Banks
Komercni Banka AS	11,024	2,405

Egypt (2.1%)
Commercial Banks
Commercial International Bank Egypt SAE	319,974	2,411

Construction & Engineering
Orascom Construction Industries	14,928	657
Orascom Construction Industries GDR	12,514	563
		1,220
Diversified Telecommunication Services
Telecom Egypt	523,801	1,608

Food & Staples Retailing
Juhayna Food Industries (b)	815,033	816
		6,055
Hungary (1.2%)
Oil, Gas & Consumable Fuels
MOL Hungarian Oil and Gas PLC (b)	12,609	1,325

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Pharmaceuticals
Richter Gedeon Nyrt	9,135	$2,119
		3,444
India (9.8%)
Chemicals
Asian Paints Ltd.	16,854	999

Commercial Banks
HDFC Bank Ltd.	59,872	3,317
IndusInd Bank Ltd.	264,700	1,566
State Bank of India	3,200	231
Yes Bank Ltd.	121,683	948
		6,062
Construction & Engineering
Engineers India Ltd.	84,659	658
Larsen & Toubro Ltd.	28,544	1,304
		1,962
Diversified Financial Services
Infrastructure Development Finance Co. Ltd.	370,258	1,671
Rural Electrification Corp. Ltd.	142,874	1,119
		2,790
Electric Utilities
KSK Energy Ventures Ltd. (b)	171,500	664

Food Products
Nestle India Ltd.	9,850	741

Information Technology Services
Infosys Technologies Ltd.	58,338	3,960

Machinery
Tata Motors Ltd.	100,433	2,454

Media
Sun TV Network Ltd.	68,035	786

Metals & Mining
Hindalco Industries Ltd.	269,990	1,184
Jindal Steel & Power Ltd.	52,792	831
		2,015
Oil, Gas & Consumable Fuels
Reliance Industries Ltd.	77,085	1,694

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Pharmaceuticals
Dr. Reddy’s Laboratories Ltd.	51,955	$1,667
Glenmark Pharmaceuticals Ltd.	184,760	1,232
		2,899
Tobacco
ITC Ltd.	270,800	1,075
		28,101
Indonesia (4.5%)
Automobiles
Astra International Tbk PT	426,600	2,710

Commercial Banks
Bank Central Asia Tbk PT	2,605,000	1,955
Bank Rakyat Indonesia	1,040,500	1,166
		3,121
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT	1,709,500	1,762

Food Products
Golden Agri-Resources Ltd.	3,046,000	1,320
Indofood CBP Sukses Makmur Tbk PT (b)	399,000	241
Indofood Sukses Makmur Tbk PT	2,586,500	1,580
		3,141
Gas Utilities
Perusahaan Gas Negara PT	2,185,500	943

Wireless Telecommunication Services
Indosat Tbk PT	1,915,500	1,181
		12,858
Israel (0.0%)
Aerospace & Defense
Elbit Systems Ltd.	1	—@

Korea, Republic of (11.8%)
Auto Components
Hyundai Mobis	8,023	1,808

Automobiles
Hyundai Motor Co.	21,608	2,899

Chemicals
Cheil Industries, Inc.	15,971	1,398
LG Chem Ltd.	9,308	2,723

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
OCI Co., Ltd.	4,575	$1,418
SSCP Co., Ltd. (b)	40,153	261
		5,800
Commercial Banks
KB Financial Group, Inc.	40,185	1,727
Shinhan Financial Group Co., Ltd.	44,976	1,722
		3,449
Construction & Engineering
GS Engineering & Construction Corp.	7,691	592
Hyundai Engineering & Construction Co., Ltd.	19,878	1,264
		1,856
Diversified Telecommunication Services
KT Corp.	22,400	898
KT Corp. ADR (a)	5,500	112
		1,010
Electronic Equipment, Instruments & Components
LG Display Co., Ltd.	25,360	876
LG Display Co., Ltd. ADR (a)	12,200	213
		1,089
Food & Staples Retailing
Shinsegae Co., Ltd.	2,255	1,189

Household Durables
Woongjin Coway Co., Ltd.	49,747	1,937

Insurance
Samsung Fire & Marine Insurance Co., Ltd.	8,091	1,384

Internet Software & Services
NHN Corp. (b)	7,705	1,324

Media
Cheil Worldwide, Inc.	97,231	1,155

Metals & Mining
Hyundai Steel Co.	8,812	904

Personal Products
Amorepacific Corp.	869	873

Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.	9,030	6,153
Samsung Electronics Co., Ltd. (Preference)	1,966	961
		7,114

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Trading Companies & Distributors
Samsung C&T Corp.	4,895	$267
		34,058
Lebanon (0.7%)
Commercial Banks
Banque Audi sal- Audi Saradar Group GDR	124,861	1,110
BLOM Bank SAL GDR	9,901	941
		2,051
Malaysia (1.4%)
Industrial Conglomerates
Sime Darby Bhd	431,600	1,188

Wireless Telecommunication Services
Axiata Group Bhd (b)	1,914,700	2,717
		3,905
Mexico (5.1%)
Beverages
Fomento Economico Mexicano SAB de CV ADR	58,400	2,962

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	374,800	1,422

Construction & Engineering
Empresas ICA SAB de CV (b)	254,100	617

Food & Staples Retailing
Wal-Mart de Mexico SAB de CV Series V	732,300	1,842

Household Durables
Desarrolladora Homex SAB de CV ADR (a)(b)	5,087	165

Pharmaceuticals
Genomma Lab Internacional SA de CV, Class B (b)	338,000	649

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	131,612	7,019
		14,676
Peru (1.5%)
Commercial Banks
Credicorp Ltd. (a)	17,330	1,974

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Metals & Mining
Cia de Minas Buenaventura SA ADR	28,550	$1,290
Southern Copper Corp. (a)	33,506	1,176
		2,466
		4,440
Philippines (2.2%)
Commercial Banks
Metropolitan Bank & Trust	834,800	1,331

Diversified Financial Services
Ayala Corp.	125,200	1,166
Metro Pacific Investments Corp.	13,885,000	1,189
		2,355
Industrial Conglomerates
SM Investments Corp.	101,130	1,314

Wireless Telecommunication Services
Philippine Long Distance Telephone Co.	20,370	1,214
		6,214
Poland (3.9%)
Beverages
Central European Distribution Corp. (a)(b)	48,551	1,084

Commercial Banks
Powszechna Kasa Oszczednosci Bank Polski SA (b)	177,753	2,693

Diversified Telecommunication Services
Telekomunikacja Polska SA	389,013	2,406

Food & Staples Retailing
Jeronimo Martins SGPS SA	112,743	1,508

Insurance
Powszechny Zaklad Ubezpieczen SA	11,488	1,620

Oil, Gas & Consumable Fuels
Polski Koncern Naftowy Orlen SA (b)	128,962	1,775
		11,086
Russia (3.6%)
Commercial Banks
Sberbank of Russian Federation	552,650	1,554

Electric Utilities
RusHydro (b)	1,318,643	68

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
RusHydro ADR (b)	4,741,171	$243
		311
Food & Staples Retailing
X5 Retail Group NV GDR (b)	29,060	1,162

Food Products
Wimm-Bill-Dann Foods OJSC ADR	60,216	1,362

Health Care Providers & Services
Protek (b)	250,000	504

Oil, Gas & Consumable Fuels
Lukoil OAO ADR	68,442	3,881
Rosneft Oil Co. GDR (b)	259,317	1,729
		5,610
Paper & Forest Products
Alliance Cellulose Ltd., Class B (b)(c)(d)	156,075	—
		10,503
South Africa (6.8%)
Beverages
SABMiller PLC	73,234	2,382

Distributors
Imperial Holdings Ltd.	79,965	1,302

Food & Staples Retailing
Pick n Pay Stores Ltd.	175,161	1,086

Food Products
AVI Ltd.	407,058	1,589

Media
Naspers Ltd., Class N	70,130	3,429

Metals & Mining
Impala Platinum Holdings Ltd.	112,800	2,913

Multiline Retail
Clicks Group Ltd.	353,800	2,244

Wireless Telecommunication Services
MTN Group Ltd.	251,066	4,538
		19,483

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Taiwan (7.1%)
Capital Markets
Yuanta Financial Holding Co., Ltd.	1,401,000	$852

Chemicals
Formosa Plastics Corp.	548,000	1,345
Taiwan Fertilizer Co., Ltd.	273,000	853
		2,198
Communications Equipment
HTC Corp.	72,397	1,643

Computers & Peripherals
Acer, Inc.	382,557	972
Asustek Computer, Inc.	90,000	645
Lite-On Technology Corp.	538,759	680
		2,297
Diversified Financial Services
Fubon Financial Holding Co., Ltd.	1,087,590	1,339

Electronic Equipment, Instruments & Components
AU Optronics Corp. (b)	1,092,130	1,133
Chimei Innolux Corp. (b)	254,000	345
Hon Hai Precision Industry Co., Ltd.	948,576	3,568
		5,046
Food Products
Uni-President Enterprises Corp.	1,172,100	1,521

Insurance
Cathay Financial Holding Co., Ltd.	996,407	1,523

Metals & Mining
China Steel Corp.	1,379,055	1,426

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	1,289,455	2,559
		20,404
Thailand (2.8%)
Commercial Banks
Kasikornbank PCL (Foreign)	242,900	992
Kasikornbank PCL NVDR	373,400	1,440
Siam Commercial Bank PCL (Foreign)	631,400	2,153
		4,585

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)

Construction Materials
Siam Cement PCL NVDR	189,800	$2,083

Wireless Telecommunication Services
Total Access Communication PCL NVDR	1,013,700	1,394
		8,062
Turkey (4.0%)
Beverages
Anadolu Efes Biracilik Ve Malt Sanayii AS	163,229	2,550
Coca-Cola Icecek AS	83,272	1,019
		3,569
Commercial Banks
Akbank TAS	188,973	1,156
Turkiye Garanti Bankasi AS	337,200	1,958
		3,114
Diversified Telecommunication Services
Turk Telekomunikasyon AS	351,715	1,580

Oil, Gas & Consumable Fuels
Tupras Turkiye Petrol Rafine	43,769	1,180

Transportation Infrastructure
TAV Havalimanlari Holding AS (b)	386,112	2,069
		11,512
United States (0.8%)
Food Products
Mead Johnson Nutrition Co.	40,629	2,312
Total Common Stocks (Cost $210,140)		277,448

Investment Company (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (b)(e) (Cost $332)	1,903,180	2,913

Face Amount (000)
Corporate Bond (0.0%)
India (0.0%)
Metals & Mining (0.0%)
Shri Ishar Alloy Steels,
15.00%, (expired maturity) (b)(c)(d) (Cost $408)	INR	581	—

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

	Shares	Value (000)
Short-Term Investments (7.9%)
Securities held as Collateral on Loaned Securities (5.6%)
Investment Company (4.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	13,997,488	$13,997

	Face Amount (000)
Repurchase Agreements (0.7%)
Bank of America Securities, LLC, (0.32%, dated 9/30/10, due 10/01/10; proceeds $922; fully collateralized by a U.S. Government Agency at the date of this Portfolio of Investments as follows: Federal National Mortgage Association; 4.50% due 9/01/40; valued at $940)	$922	922
Barclays Capital, Inc., (0.25%, dated 9/30/10, due 10/01/10; proceeds $1,049; fully collateralized by a U.S. Treasury Security at the date of this Portfolio of Investments as follows: U.S. Treasury Bond; 8.50% due 2/15/20; valued at $1,069)	1,049	1,049
		1,971
Total Securities held as Collateral on Loaned Securities (Cost $15,968)		15,968

	Shares
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $6,586)	6,586,412	6,586
Total Short-Term Investments (Cost $22,554)		22,554
Total Investments (105.4%) (Cost $233,434) Including $15,625 of Securities Loaned +		302,915
Liabilities in Excess of Other Assets (-5.4%)		(15,511)
Net Assets (100.0%)		$287,404

(a)

The value of loaned securities and related collateral outstanding at September 30, 2010 were approximately $15,625,000 and $15,968,000, respectively. The Fund received cash collateral of $15,968,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

At September 30, 2010, the Fund held securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at September 30, 2010.

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

(e)

The Fund invests in the Morgan Stanley Growth Fund, an open-end management investment company advised by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Fund in the Morgan Stanley Growth Fund. The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

@	Value is less than $500.
+

At September 30, 2010, the U.S. Federal income tax cost basis of investments was approximately $233,434,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $69,481,000 of which $77,827,000 related to appreciated securities and $8,346,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	HUF	31,233	$154	10/1/10	USD	153	$153	$(1)
Goldman Sachs International	USD	328	328	10/1/10	MXN	4,097	325	(3)
HSBC Bank USA	USD	39	39	10/1/10	PLN	115	40	1
State Street Bank and Trust Co.	USD	3	3	10/1/10	BRL	6	3	—@
State Street Bank and Trust Co.	USD	167	167	10/1/10	BRL	284	168	1
State Street Bank and Trust Co.	USD	98	98	10/1/10	KRW	111,951	98	—@
State Street Bank and Trust Co.	USD	118	118	10/1/10	KRW	134,557	118	—@
State Street Bank and Trust Co.	USD	6	6	10/1/10	KRW	7,390	6	—@
Credit Suisse London Branch (GFX)	HKD	547	70	10/4/10	USD	70	70	—@
State Street Bank and Trust Co.	USD	1	1	10/4/10	BRL	2	1	—@
State Street Bank and Trust Co.	USD	66	66	10/4/10	BRL	111	66	—@
UBS AG	USD	39	39	10/4/10	MXN	487	39	—@
State Street Hong Kong	USD	26	26	10/6/10	IDR	228,856	26	—@
State Street Hong Kong	USD	213	213	10/6/10	IDR	1,907,133	214	1
State Street Hong Kong	USD	4	4	10/6/10	IDR	38,143	4	—@
			$1,332				$1,331	$(1)

@		Value is less than $500.
BRL	—	Brazilian Real
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

MXN	—	Mexican New Peso
PLN	—	Polish Zloty
USD	—	United States Dollar

Morgan Stanley Emerging Markets Fund, Inc.

September 30, 2010 (unaudited)

Portfolio of Investments

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2010. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$ —@	$—	$—		$ —@
Auto Components	1,808	—	—		1,808
Automobiles	7,381	—	—		7,381
Beverages	13,390	—	—		13,390
Capital Markets	852	—	—		852
Chemicals	8,997	—	—		8,997
Commercial Banks	53,865	1,554	—	†	55,419
Communications Equipment	1,643	—	—		1,643
Computers & Peripherals	2,297	—	—		2,297
Construction & Engineering	5,654	—	—		5,654
Construction Materials	2,082	—	—		2,082
Distributors	1,302	—	—		1,302
Diversified Financial Services	7,899	1,119	—		9,018
Diversified Telecommunication Services	11,584	—	—		11,584
Electric Utilities	664	311	—		975
Electrical Equipment	883	—	—		883
Electronic Equipment, Instruments & Components	6,135	—	—		6,135
Energy Equipment & Services	1,224	—	—		1,224
Food & Staples Retailing	7,603	—	—		7,603
Food Products	14,070	241	—		14,311
Gas Utilities	943	—	—		943
Health Care Providers & Services	—	504	—		504
Household Durables	5,166	—	—		5,166
Independent Power Producers & Energy Traders	1,798	—	—		1,798
Industrial Conglomerates	6,086	—	—		6,086
Information Technology Services	3,960	—	—		3,960
Insurance	9,327	—	—		9,327
Internet Software & Services	3,344	—	—		3,344
Machinery	3,448	—	—		3,448
Media	5,926	—	—		5,926
Metals & Mining	14,522	—	—		14,522
Multiline Retail	2,244	—	—		2,244
Oil, Gas & Consumable Fuels	20,767	—	—		20,767
Paper & Forest Products	—	—	—	†	—
Personal Products	1,661	—	—		1,661
Pharmaceuticals	5,667	—	—		5,667
Semiconductors & Semiconductor Equipment	10,339	—	—		10,339
Specialty Retail	2,848	—	—		2,848
Tobacco	1,075	—	—		1,075
Trading Companies & Distributors	267	—	—		267
Transportation Infrastructure	2,069	—	—		2,069
Wireless Telecommunication Services	22,929	—	—		22,929
Total Common Stocks	273,719	3,729	—	†	277,448
Investment Company	2,913	—	—		2,913
Corporate Bond	—	—	—	†	—
Short-Term Investments
Investment Company	20,583	—	—		20,583
Repurchase Agreements	—	1,971	—		1,971
Total Short-Term Investments	20,583	1,971	—		22,554
Foreign Currency Exchange Contracts	—	3	—		3
Total Assets	297,215	5,703	—	†	302,918
Liabilities:
Foreign Currency Exchange Contracts	—	4	—		4
Total	$297,215	$5,699	$—	†	$302,914

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of approximately $177,264,000 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Debt Instrument (000)
Balance as of 12/31/09	$—	†	$—	†
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		—
Net purchases (sales)	—		—
Transfers in for Level 3	—		—
Transfers out of Level 3	—		—
Balance as of 9/30/10	$—	†	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 9/30/10.	$—		$—

@	Value is less than $500.
†	Includes securities which are valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determine such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets, Inc.

/s/ Sara Furber
Sare Furber
Principal Executive Officer
November 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010